Commitment and Contingencies (Repairs to U.S. Flagged Vessels Operating Abroad) - Additional Information (Detail)	6 Months Ended	9 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Percentage of vessel repair duty	50.00%	50.00%